CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	¥ (141,444)	$ (21,677)	¥ 144,560	¥ 142,436
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization expenses	84,249	12,912	70,021	58,225
Share-based compensation	17,999	2,758	47,889	18,631
(Gain)/loss on disposal of equipment	91	14	(7)	(94)
Amortization of debt issuance cost	6,299	965	7,639	8,225
Deferred income tax expense/(benefit)	(31,149)	(4,774)	6,475	6,740
Impairment loss of long-term investment	37,000	5,670
Changes in operating assets and liabilities:
Prepayments and other current assets	2,819	432	13,547	(29,839)
Accounts receivable, net	(647)	(99)	706	112
Amounts due from related parties	(552)	(85)		6,277
Inventories	871	133	3,104	(3,415)
Accounts payable	3,475	533	(873)	2,385
Accrued expenses and other current liabilities	(24,145)	(3,700)	(5,595)	8,308
Income taxes payable	(8,780)	(1,346)	(11,698)	4,242
Deferred revenue and customer advances	(156,732)	(24,020)	(331,657)	181,828
Due to a related party				(20,000)
Other non-current assets	(3,213)	(492)	6,363	(9,479)
Other non-current liabilities	9,730	1,491	(2,220)	5,452
Operating lease right-of-use assets	(28,981)	(4,441)	(610,323)
Current portion of operating lease liabilities	39,187	6,006	157,911
Operating lease liabilities	(11,819)	(1,811)	464,304
Net cash generated from/(used in) operating activities	(205,742)	(31,531)	(39,854)	380,034
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	73	11	7	100
Purchase of property and equipment	(23,876)	(3,659)	(50,849)	(65,210)
Purchase of intangible assets	(13,075)	(2,004)	(11,592)	(8,780)
Purchase of short-term investments	(568,000)	(169,042)	(300,000)	(405,000)
Proceeds from maturity of short-term investments	568,000	169,042	300,000	405,000
Acquisition of subsidiaries, net of cash acquired	(19,904)	(3,050)	(16,782)	(18,076)
Purchase of long-term investment	(4,000)	(613)	(33,000)
Business acquisition advance payment	(3,000)	(460)	(2,500)	(8,909)
Short-term loan to franchisees (Note 6)	(48,000)	(7,356)
Loans to a related party			(100,000)	(150,000)
Repayment of loans to a related party			100,000	150,000
Net cash used in investing activities	(111,782)	(17,131)	(114,716)	(100,875)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal repayments on loans	(62,599)	(9,594)	(97,332)	(75,924)
Repurchase of ordinary shares			(48,047)	(21,367)
Proceeds from exercise of share options	1,925	295	4,647	39,985
Net cash used in from financing activities	(60,674)	(9,299)	(140,732)	(57,306)
Effects of exchange rate changes	(5,443)	(835)	1,342	10,037
Net increase/(decrease) in cash, cash equivalents and restricted cash	(383,641)	(58,796)	(293,960)	231,890
Cash, cash equivalents and restricted cash at beginning of year	1,022,825	156,755	1,316,785	1,084,895
Cash, cash equivalents and restricted cash at end of year	639,184	97,959	1,022,825	1,316,785
Supplemental disclosures of cash flow information:
Cash and cash equivalents	554,620	84,999	999,012	1,288,080
Restricted cash	84,564	12,960	23,813	28,705
Income taxes paid	(13,945)	(2,137)	(67,078)	(55,326)
Interest expense paid	(16,117)	(2,470)	(27,390)	(26,707)
Non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	(10,612)	(1,626)	(10,771)	(8,298)
Consideration for business acquisitions included in accrued expenses and other current liabilities	¥ 1,750	$ 268	¥ 18,075	¥ 2,000